14007585

NASDAQ

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

JUL 25 2014

Washington, DC 20549

001- 36569

By Electronic Mail

July 25, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CENTINAS

Dear Mr. Thomas:

This is to certify that on July 25, 2014, The Nasdaq Stock Market (the "Exchange") received from **Lantheus Holdings**, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, par value $0.01 per share

We further certify that this security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery